DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as derivative financial instruments.

Cross Currency Swaps (“CCS”), also known as interest rate and currency swaps are valued by the method of discounted future cash flows at a market rate corresponding to the currencies and rates of the transaction.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles.

As of the date of these financial statements, the Company holds the following derivative instruments:

22.1        Accounting recognition of cross currency swaps

Cross Currency Swaps, associated with local Bonds (Chile)

At the closing date of these financial statements, the Company maintains derivative contracts to secure some of its bond debt issued in Unidades de Fomento totaling UF 9,752,973 in 2021 (UF 10,148,159 in 2020), to convert those obligations to CLP.

These contracts were valued at fair value, yielding a net asset at the closing date of the financial statements of CLP 34,239,224 thousand (CLP 6,229,116 thousand in 2020) which is presented in Other non-current financial assets. Maturity dates of derivative contracts are distributed throughout 2026, 2031, 2034 and 2035.

Cross Currency Swaps, associated with international Bonds (U.S.A.)

At the closing date of these financial statements, the Company maintains derivative contracts to secure US Dollar public bond obligations of USD 360 million due in 2023, to convert such obligations into Brazilian Real. In addition, derivative contracts amounting to USD 300 million are held to convert such obligation into Unidades de Fomento (UF - CLP re-adjustable by the Consumer Price Index) due in 2050. The valuation of the first contract at its fair values generates an asset of CLP 192,844,908 thousand as of the closing date of these financial statements(CLP 144,684,179 thousand as of December 31, 2020), while the valuation of the second contract at its fair value generates an asset of CLP 54,252,995 thousand at the closing date of these financial statements (CLP 51,568,854 thousand liability at December 31, 2020).

The amount of exchange differences recognized in the statement of income related to financial liabilities in U.S. dollars are absorbed by the amounts recognized under comprehensive income.

22.2        Forward currency transactions expected to be very likely

During 2021 and 2020, Embotelladora Andina entered into forward contracts to ensure the exchange rate on future commodity purchasing needs for its 4 operations, i.e., closing forward instruments in USD/ARS, USD/BRL, USD/CLP and USD/GYP. As of December 31, 2021, outstanding contracts amount to USD 70.2 million (USD 54.0 million as of December 31, 2020).

Futures contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under other comprehensive income.

Fair value hierarchy

At the closing date of these financial statements, the Company held assets for derivative contracts for CLP 282,298,832 thousand (CLP 150,983,295 thousand as of December 31, 2020) and held liabilities for derivative contracts for CLP 758,663 thousand (CLP 52,786,176 thousand as of December 31, 2020). Those contracts covering existing items have been classified in the same category of hedged, the net amount of derivative contracts by concepts covering forecasted items have been classified in current and non-current financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:    quoted (unadjusted) prices in active markets for identical assets or liabilities

Level 2:    Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3:    Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurement at December 31, 2021
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current and non-current assets
Other current financial assets	—	961,705	—	961,705
Other non-current financial assets	—	281,337,127	—	281,337,127
Total assets	—	282,298,832	—	282,298,832
Liabilities
Current and non-current liabilities
Other current financial liabilities	—	758,663	—	758,663
Other non-current financial liabilities	—	—	—	—
Total liabilities	—	758,663	—	758,663

	Fair Value Measurement at December 31, 2020
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	—	—	—
Other non-current financial assets	—	150,983,295	—	150,983,295
Total assets	—	150,983,295	—	150,983,295
Liabilities
Current liabilities
Other current financial liabilities	—	1,217,322	—	1,217,322
Other non-current financial liabilities	—	51,568,854	—	51,568,854
Total liabilities	—	52,786,176	—	52,786,176